Document and Entity Information	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 17, 2024
Entity Registrant Name	NU RIDE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38821
Entity Tax Identification Number	83-2533239
Entity Address Address Line 1	1700 Broadway
Entity Address Address Line 2	19th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDE
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001759546